Filed with the U.S. Securities and Exchange Commission on August 11, 2014

1933 Act Registration File No.   033-12213
1940 Act File No. 811-05037
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[	X	]
Pre-Effective Amendment No.		[		]
Post-Effective Amendment No.	587	[	X	]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[	X	]
Amendment No.	588	[	X	]

(Check appropriate box or boxes)

PROFESSIONALLY MANAGED PORTFOLIOS
(Exact Name of Registrant as Specified in Charter)

615 East Michigan Street
Milwaukee, WI  53202
(Address of Principal Executive Offices, including Zip Code)

Registrant’s Telephone Number, including Area Code:  (626) 914-7363

Elaine E. Richards, Esq.
Professionally Managed Portfolios
2020 E. Financial Way, Ste. 100
Glendora, CA 91741
(Name and Address of Agent for Service)

Copy to:
Domenick Pugliese, Esq.
Paul Hastings LLP
Park Avenue Tower
75 East 55th Street
New York, NY 10022

It is proposed that this filing will become effective (check appropriate box)
[	X	]	immediately upon filing pursuant to paragraph (b)
[		]	On (date) pursuant to paragraph (b)
[		]	60 days after filing pursuant to paragraph (a)(1)
[		]	on (date) pursuant to paragraph (a)(1)
[		]	75 days after filing pursuant to paragraph (a)(2)
[		]	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:
[	]	This post-effective amendment designates a new effective date for a previously filed post- effective amendment.

Explanatory Note: This Post-Effective Amendment (“PEA”) No. 587 to the Registration Statement of Professionally Managed Portfolios (the “Trust”) on Form N-1A hereby incorporates Parts A, B and C from the Trust’s PEA No. 585 on Form N-1A filed on July 29, 2014.  This PEA No. 587 is filed for the sole purpose of submitting the XBRL exhibit for the risk/return summary first provided in PEA No. 585 to the Trust’s Registration Statement for its series:  Hodges Fund, Hodges Small Cap Fund, Hodges Small Intrinsic Value Fund, Hodges Small-Mid Cap Fund, Hodges Blue Chip 25 Fund, Hodges Equity Income Fund and Hodges Pure Contrarian Fund.

SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 587 to its Registration Statement on Form N-1A to be signed below on its behalf by the undersigned, duly authorized, in the City of Glendora and State of California, on August 11, 2014.

Professionally Managed Portfolios

By:  /s/ Elaine E. Richards
 Elaine E. Richards
 President

     Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 587 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

Dorothy A. Berry*	Trustee	August 11, 2014
Dorothy A. Berry

Wallace L. Cook*	Trustee	August 11, 2014
Wallace L. Cook

Eric W. Falkeis*	Trustee	August 11, 2014
Eric W. Falkeis

Carl A. Froebel*	Trustee	August 11, 2014
Carl A. Froebel

Steven J. Paggioli*		August 11, 2014
Steven J. Paggioli

/s/ Elaine E. Richards	President and Principal	August 11, 2014
Elaine E. Richards	Executive Officer

Eric C. VanAndel*	Treasurer and Principal	August 11, 2014
Eric C. VanAndel	Financial and Accounting Officer

*By: /s/ Elaine E. Richards		August 11, 2014
Elaine E. Richards, Attorney-In Fact pursuant to Power of Attorney

INDEX TO EXHIBITS

Exhibit	Exhibit No.
Instance Document	EX-101.INS
Schema Document	EX-101.SCH
Calculation Linkbase Document	EX-101.CAL
Definition Linkbase Document	EX-101.DEF
Label Linkbase Document	EX-101.LAB
Presentation Linkbase Document	EX-101.PRE